Employee costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Employee costs
Wages and salaries	$ 1,305	$ 1,345	$ 1,190
Social security costs	228	209	167
Defined benefit plan pension costs (Note 19)	46	46	46
Defined benefit past service credit (Note 19)	3	10	43
Defined contribution plan pension costs (Note 19)	44	35	34
Total employee cost	$ 1,620	$ 1,625	$ 1,394
Production | employee	20,619	20,793	20,823
Administration | employee	2,808	2,698	2,711
Total number of employee | employee	23,427	23,491	23,534